Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 If the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent	Dec. 31, 2012 If underpayment of tax liability exceeding RMB0.1 million	Dec. 31, 2012 In the case of a related party transaction	Dec. 31, 2012 CHINA	Dec. 31, 2012 Interest Related To Uncertain Tax Positions	Dec. 31, 2011 Interest Related To Uncertain Tax Positions	Dec. 31, 2010 Interest Related To Uncertain Tax Positions
Income Taxes [Line Items]
PRC income tax rate	25.00%	25.00%				25.00%
Operating loss carry forward	$ 4,700,000
Operating loss carry forwards expiration year	2017
Operating loss carry forward, valuation allowance	527,040
Withholding income tax rate	10.00%
Undistributed profits that the Group has both the intent and ability to permanently reinvest	94,300,000
Unrecognized tax benefit, accrued interest in current period	436,894	267,505					169,389	168,926	98,579
Unrecognized tax benefit, statute of limitations			3 years	5 years	10 years
Reversal of unrecognized tax benefits previously recorded, statute of limitations	$ 322,378